Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of details of inventories

($ millions)	2024	2023
Raw material, consumables	438	434
Work in progress	199	197
Finished products	1,631	1,691
Total inventories	2,268	2,322